Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2018 and June 30, 2019, are analyzed as follows:

Vessel (Borrower)	December 31, 2018	June 30, 2019
Northsea Alpha (Secondone)	$4,055	$3,890
Northsea Beta (Thirdone)	4,055	3,890
Pyxis Malou (Fourthone)	11,190	10,620
Pyxis Delta (Sixthone)	5,400	4,725
Pyxis Theta (Seventhone)	14,722	14,096
Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$63,422	$61,221

Current portion	$4,503	$4,633
Less: Current portion of deferred financing costs	(170)	(159)
Current portion of long-term debt, net of deferred financing costs, current	$4,333	$4,474

Long-term portion	$58,919	$56,588
Less: Non-current portion of deferred financing costs	(790)	(670)
Long-term debt, net of current portion and deferred financing costs, non-current	$58,129	$55,918

Schedule of Principal Payments

Assuming no principal repayments under the new loan of Eighthone discussed above, the annual principal payments required to be made after June 30, 2019, are as follows:

To June 30,	Amount
2020	$4,633
2021	4,753
2022	4,873
2023	22,962
2024 and thereafter	24,000
Total	$61,221